Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2023	Jun. 17, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Jan. 02, 2023	Jun. 18, 2022	Oct. 30, 2020	Mar. 31, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest			51.00%				100.00%	75.00%
Equity ownership percentage			100.00%		100.00%
Negative working capital		the Company consummated its initial public offering (“IPO”) on NASDAQ Capital Markets. The Company has listed its common shares on the NASDAQ Capital Market under the trading symbol “LYT”. The Company has raised gross proceeds of $12.40 million from initial public offering of 2,609,474 shares at $4.75 per common shares and has raised gross proceeds of $1.86 million from overallotment of 391,421 shares at $4.75 per common shares (aggregate of gross proceeds of $14.26 million).	The Company has negative cash used in operating activities to the extent of $2,279,516 as of September 30, 2022, and negative cash used in operating activities to the extent of $734,550 as of September 30, 2021. Upon successful transition of subscribers pursuant to the terms of the customer acquisition agreement (the “Customer Acquisition Agreement”) between Reachnet and Lytus India, we expect to be able to carry out our operations in the normal course of business and generate approximately Rs.130 ($1.80) in streaming subscription fees from each of our approximately 1.9 million customer connections, as prescribed by the Telecom Regulatory Authority of India guidelines.
Streaming business			61.00%
Large payment obligation description			The Company intend to settle 50% of the payments obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024.
Other receivables (in Dollars)			$ 54,343,241	$ 50,939,090
Deferred offering costs (in Dollars)			$ 0	$ 34,165
Non-adjusting event after reporting period [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest						100.00%
Common shares acquired (in Shares)	1,000
Aggregate price value (in Dollars)	$ 1,000
Aggregate Price Per Share (in Dollars per share)	$ 1
Outstanding equity percentage					100.00%
IPO [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds of common shares (in Shares)			2,727,272
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage									51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest								75.00%
Bottom of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Common shares price per share (in Dollars per share)			$ 6.3
Top of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Common shares price per share (in Dollars per share)			$ 6.9